Dividends Per Share	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Dividends Per Share
42	DIVIDENDS PER SHARE
The dividends recognized by the Company for the fiscal
yea
rs ended March 31, 2026, 2025 and 2024 were as follows:

	Dividends per share	Aggregate amount
	(In yen)	(In millions)
For the fiscal year ended March 31, 2026:
Common stock	¥140	¥540,292
For the fiscal year ended March 31, 2025:
Common stock	¥105	¥412,240
For the fiscal year ended March 31, 2024:
Common stock	¥87	¥348,177
The Company proposed to the shareholders the distribution of a dividend of ¥79 per share of common stock totaling ¥301,578 million in respect of the fiscal year ended March 31, 2026. The dividend is subject to the approval at the general meeting of shareholders on June 26, 2026. The consolidated financial statements for the fiscal year ended March 31, 2026 do not include this dividend.

As resolved by the board of directors on May 15, 2024, the Company implemented a stock split of its common stock (the “2024 Stock Split”) with an effective date of October 1, 2024, whereby each share of common stock owned by shareholders listed or recorded in the closing register of shareholders on the record date of September 30, 2024 was split into three shares. The dividends per share are calculated based on the assumption that the 2024 Stock Split had been implemented at the beginning of the fiscal year ended March 31, 2024.